Income taxes (Details 1)	12 Months Ended
Dec. 31, 2022
Subsidiary one member
IfrsStatementLineItems [Line Items]
Headquarters country	Germany
Official rate	31.09%
Subsidiary two member
IfrsStatementLineItems [Line Items]
Headquarters country	USA
Official rate	21.00%
Subsidiary three member
IfrsStatementLineItems [Line Items]
Headquarters country	Argentina
Official rate	25.00%
Subsidiary four member
IfrsStatementLineItems [Line Items]
Headquarters country	Chile
Official rate	27.00%
Subsidiary five member
IfrsStatementLineItems [Line Items]
Headquarters country	Netherlands
Official rate	25.80%
Subsidiary six member
IfrsStatementLineItems [Line Items]
Headquarters country	Mexico
Official rate	30.00%
Subsidiary seven member
IfrsStatementLineItems [Line Items]
Headquarters country	India
Official rate	30.00%